Nota 8 - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 623,814	€ 636,736	€ 676,428
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 269,128
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	196
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	22,281
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	240,547
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	6,104
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	182,948
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	9,852
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	135,270
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	25,096
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 12,730